Material Information on Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member] | Bottom of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Buildings [Member] | Top of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	40 years
Machinery and equipment [Member] | Bottom of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Machinery and equipment [Member] | Top of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Furniture and fixtures [Member] | Bottom of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	2 years
Furniture and fixtures [Member] | Top of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Other equipment [Member] | Bottom of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	2 years
Other equipment [Member] | Top of range [member]
Schedule of Useful Lives of Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years